Equity-accounted investees - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 29, 2018
Senior Secured Loans
Disclosure of joint ventures [line items]
Notional amount		$ 220,000,000.0	$ 220,000,000.0
Interest rate swaps | Joint ventures
Disclosure of joint ventures [line items]
Derivative notional amount	$ 208,800,000.0
Percent ownership in derivative	50.00%
Derivative instrument remaining term	4 years